Document and Entity Information	Aug. 24, 2020
Entity Information [Line Items]
Entity Address, Country	US
Entity Incorporation, State or Country Code	DE
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2020
Entity Registrant Name	GORES METROPOULOS, INC.
Entity Central Index Key	0001758057
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38791
Entity Tax Identification Number	83-1804317
Entity Address, Address Line One	9800 Wilshire Blvd.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	209-3010
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Security Exchange Name	NASDAQ
Trading Symbol	GMHI
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ
Trading Symbol	GMHIW
Units
Entity Information [Line Items]
Title of 12(b) Security	Units
Security Exchange Name	NASDAQ
Trading Symbol	GMHIU